OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

15      OTHER CURRENT ASSETS

	December 31, 2021	December 31, 2020
		(Restated)
Financial assets
— Deposits paid to suppliers	1,320,448	691,786
— Dividends receivable	373,252	412,736
— Receivables from disposal of businesses and assets	—	20,950
— Entrusted loans and loans receivable from third parties	1,466,236	1,530,452
— Entrusted loans and loans receivable from related parties	1,324,016	1,264,423
— Recoverable reimbursement for freight charges	251,113	381,866
— Receivable from disposal of aluminum capacity quota	—	538,655
— Other financial assets	693,068	1,365,951
	5,428,133	6,206,819
Less: impairment allowance	(3,153,226)	(2,224,511)
	2,274,907	3,982,308

Advances to employees	—	17,043
Deductible input value added tax receivables	529,760	1,379,288
Prepaid income tax	59,578	116,574
Prepayments to related parties for purchases	144,098	78,724
Prepayments to suppliers for purchases and others	870,762	726,487
Others	74,221	49,598
	1,678,419	2,367,714
Less: impairment allowance	—	(1,621)
	1,678,419	2,366,093
Total other current assets	3,953,326	6,348,401

As of December 31, 2021, except for amounts included in other current assets amounting to RMB99 million, which were denominated in USD (December 31, 2020: other current assets amounting to RMB152 million denominated in USD), remaining amounts in other current assets were denominated in RMB.

As of December 31, 2021 and 2020, except for entrusted loans and loans receivable which were interest-bearing assets, all amounts in other current assets were non-interest bearing.

As of December 31, 2021, the ageing analysis of financial assets included in other current assets was as follows:

	December 31, 2021	December 31, 2020
		(Restated)
Within 1 year	1,832,596	2,385,470
Between 1 and 2 years	175,193	142,887
Between 2 and 3 years	36,709	191,228
Over 3 years	3,383,635	3,487,234
	5,428,133	6,206,819
Less: provision for impairment	(3,153,226)	(2,224,511)
	2,274,907	3,982,308

15      OTHER CURRENT ASSETS (CONTINUED)

Movements in the provision for impairment of in other current assets are as follows:

	2021	2020
As of January 1	2,226,132	1,699,450
Impairment loss	1,046,565	657,200
Write off	(135,049)	(113,507)
Reversal	(4,524)	(17,011)
Others	20,102	—
As of December 31	3,153,226	2,226,132

Financial assets included in other current assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs.

	Gross carrying	Expected credit
As of December 31, 2021	amount	losses
Stage 1 – 12 months expected credit loss	1,943,470	2,988
Stage 2 – life time expected credit loss	188,324	7,713
Stage 3 – life time expected credit loss with credit-impaired	3,296,339	3,142,525
	5,428,133	3,153,226

December 31, 2020	Gross carrying	Expected credit
(Restated)	amount	losses
Stage 1 – 12 months expected credit loss	2,218,072	5,961
Stage 2 – life time expected credit loss	578,213	14,966
Stage 3 – life time expected credit loss with credit-impaired	3,410,534	2,203,584
	6,206,819	2,224,511

During the year ended December 31, 2021, RMB937 millions of provision for bad debt was made for certain long-aged stage 3 receivables, mainly due to further decreased in the value of securities for the related receivables based on the Group’s assessment as of December 31, 2021.